Schedule H, Line 4i – Schedule of Assets (Held At End of Year)	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i – Schedule of Assets (Held At End of Year)

GATX Corporation Hourly Employees Retirement Savings Plan
EIN 36-1124040
Plan #004
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
December 31, 2025

Identity of Issuer/Description of Issue	Current Value
Participant loans (3.50% to 8.25% interest rates, various maturities)*	$1,487,994
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(*) Party-in-interest to the Plan.